Equity instruments - Changes - (Details) - EUR (€) € in Millions		12 Months Ended
	Jun. 21, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Balance at beginning of year		€ 133,271	€ 116,774
Valuation adjustment and other items			1,137	€ 2,192
Balance at end of year			133,271	116,774
Valuation adjustment and other items		(174)
Balance at end of year		121,091
Net gain on sale of asset classified as available-for-sale			472	861
Equity instruments
Financial instruments
Balance at beginning of year		4,790	5,487	4,849
Net additions (disposals)			(331)	(294)
Valuation adjustment and other items			(366)	932
Balance at end of year			4,790	5,487
Net additions (disposals)		(324)
Valuation adjustment and other items		(174)
Balance at end of year		€ 2,671
Net gain on sale of asset classified as available-for-sale			€ 156	397
Equity instruments | Visa Europe
Financial instruments
Net additions (disposals)				€ (263)
Net gain on sale of asset classified as available-for-sale	€ 227